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[May 31], 2019	John S. Marten
Shareholder
+1 312 609 7753
jmarten@vedderprice.com

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Steward Funds, Inc.

Post-Effective Amendment No. 112 under the Securities Act of 1933 and Amendment No. 112 under the Investment Company Act of 1940

File Nos. 002-28174 and 811-01597

To the Commission:

On behalf of Steward Funds, Inc. (the “Registrant” and its series, the “Funds”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 112 to its Registration Statement on Form N-1A (Amendment No. 112 under the 1940 Act), including exhibits (the “Amendment”).

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of disclosing approval of a new investment advisory agreement and a new administration agreement, each between the Registrant, on behalf of the Funds, and Crossmark Global Investments, Inc., and the retention of The Northern Trust Company as fund administration and accounting services provider, transfer agent and custodian for the Funds. The Amendment is intended to become effective on August 1, 2019.

Please contact the undersigned at (312) 609-7753 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ John S. Marten

John S. Marten

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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